Income tax expense - Summary of deferred tax expenses by origination and reversal of deferred assets and liabilities and temporary differences (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Deferred tax expenses by origination and reversal of deferred assets and liabilities and temporary differences [Line Items]
Beginning balance	₩ (388,876)	₩ 104,800
Profit or loss	(254,118)	(185,808)
Other comprehensive income (loss)	424,679	(307,868)	₩ 344,941
Ending balance	(218,315)	(388,876)	104,800
Temporary Difference
Deferred tax expenses by origination and reversal of deferred assets and liabilities and temporary differences [Line Items]
Beginning balance	(589,544)	(114,758)
Profit or loss	(233,953)	(166,918)
Other comprehensive income (loss)	424,679	(307,868)
Ending balance	(398,818)	(589,544)	(114,758)
Unearned income
Deferred tax expenses by origination and reversal of deferred assets and liabilities and temporary differences [Line Items]
Beginning balance	(432,276)	(350,772)
Profit or loss	2,101	(81,504)
Other comprehensive income (loss)	0	0
Ending balance	(430,175)	(432,276)	(350,772)
Account receivable
Deferred tax expenses by origination and reversal of deferred assets and liabilities and temporary differences [Line Items]
Beginning balance	(21,354)	(23,695)
Profit or loss	(15,052)	2,341
Other comprehensive income (loss)	0	0
Ending balance	(36,406)	(21,354)	(23,695)
Financial assets measured at fair value
Deferred tax expenses by origination and reversal of deferred assets and liabilities and temporary differences [Line Items]
Beginning balance	454,253	1,006,441
Profit or loss	(408,640)	587,125
Other comprehensive income (loss)	(425,218)	(1,139,313)
Ending balance	(379,605)	454,253	1,006,441
Investment in associates and etc.
Deferred tax expenses by origination and reversal of deferred assets and liabilities and temporary differences [Line Items]
Beginning balance	188,268	183,410
Profit or loss	8,543	7,439
Other comprehensive income (loss)	(2,396)	(2,581)
Ending balance	194,415	188,268	183,410
Valuation and depreciation of property and equipment
Deferred tax expenses by origination and reversal of deferred assets and liabilities and temporary differences [Line Items]
Beginning balance	(104,078)	(100,618)
Profit or loss	147	(3,460)
Other comprehensive income (loss)	0	0
Ending balance	(103,931)	(104,078)	(100,618)
Derivative asset
Deferred tax expenses by origination and reversal of deferred assets and liabilities and temporary differences [Line Items]
Beginning balance	152,388	262,353
Profit or loss	(79,962)	(81,234)
Other comprehensive income (loss)	(21,242)	(28,731)
Ending balance	51,184	152,388	262,353
Deposits
Deferred tax expenses by origination and reversal of deferred assets and liabilities and temporary differences [Line Items]
Beginning balance	33,553	37,047
Profit or loss	(6,274)	(3,494)
Other comprehensive income (loss)	0	0
Ending balance	27,279	33,553	37,047
Accrued expenses
Deferred tax expenses by origination and reversal of deferred assets and liabilities and temporary differences [Line Items]
Beginning balance	221,458	209,728
Profit or loss	64,571	11,730
Other comprehensive income (loss)	0	0
Ending balance	286,029	221,458	209,728
Defined benefit obligation
Deferred tax expenses by origination and reversal of deferred assets and liabilities and temporary differences [Line Items]
Beginning balance	544,667	475,777
Profit or loss	(17,567)	(1,566)
Other comprehensive income (loss)	19,995	70,456
Ending balance	547,095	544,667	475,777
Plan assets
Deferred tax expenses by origination and reversal of deferred assets and liabilities and temporary differences [Line Items]
Beginning balance	(617,983)	(635,981)
Profit or loss	32,565	16,645
Other comprehensive income (loss)	1,710	1,353
Ending balance	(583,708)	(617,983)	(635,981)
Other provisions
Deferred tax expenses by origination and reversal of deferred assets and liabilities and temporary differences [Line Items]
Beginning balance	510,604	398,873
Profit or loss	(15,187)	111,731
Other comprehensive income (loss)	0	0
Ending balance	495,417	510,604	398,873
Allowance for acceptances and guarantees
Deferred tax expenses by origination and reversal of deferred assets and liabilities and temporary differences [Line Items]
Beginning balance	22,017	24,423
Profit or loss	13,467	(2,406)
Other comprehensive income (loss)	0	0
Ending balance	35,484	22,017	24,423
Allowance related to asset revaluation
Deferred tax expenses by origination and reversal of deferred assets and liabilities and temporary differences [Line Items]
Beginning balance	(47,709)	(47,891)
Profit or loss	0	182
Other comprehensive income (loss)	0	0
Ending balance	(47,709)	(47,709)	(47,891)
Allowance for expensing depreciation
Deferred tax expenses by origination and reversal of deferred assets and liabilities and temporary differences [Line Items]
Beginning balance	(140)	(202)
Profit or loss	61	62
Other comprehensive income (loss)	0	0
Ending balance	(79)	(140)	(202)
Accrued contributions
Deferred tax expenses by origination and reversal of deferred assets and liabilities and temporary differences [Line Items]
Beginning balance	37,669	37,039
Profit or loss	19,935	630
Other comprehensive income (loss)	0	0
Ending balance	57,604	37,669	37,039
Financial instruments designated at fair value through profit of loss
Deferred tax expenses by origination and reversal of deferred assets and liabilities and temporary differences [Line Items]
Beginning balance	(232,597)	(279,089)
Profit or loss	119,658	46,492
Other comprehensive income (loss)	0	0
Ending balance	(112,939)	(232,597)	(279,089)
Allowances
Deferred tax expenses by origination and reversal of deferred assets and liabilities and temporary differences [Line Items]
Beginning balance	224,066	166,078
Profit or loss	50,152	57,988
Other comprehensive income (loss)	0	0
Ending balance	274,218	224,066	166,078
Constructive dividend
Deferred tax expenses by origination and reversal of deferred assets and liabilities and temporary differences [Line Items]
Beginning balance	17,718	17,187
Profit or loss	857	531
Other comprehensive income (loss)	0	0
Ending balance	18,575	17,718	17,187
Liability under insurance contracts
Deferred tax expenses by origination and reversal of deferred assets and liabilities and temporary differences [Line Items]
Beginning balance	11,445	93,537
Profit or loss	(1,089)	(82,092)
Other comprehensive income (loss)	0	0
Ending balance	10,356	11,445	93,537
Others
Deferred tax expenses by origination and reversal of deferred assets and liabilities and temporary differences [Line Items]
Beginning balance	(1,551,513)	(1,588,403)
Profit or loss	(2,239)	(754,058)
Other comprehensive income (loss)	851,830	790,948
Ending balance	(701,922)	(1,551,513)	(1,588,403)
Extinguishment of deposit and insurance liabilities
Deferred tax expenses by origination and reversal of deferred assets and liabilities and temporary differences [Line Items]
Beginning balance	200,668	219,558
Profit or loss	(20,165)	(18,890)
Other comprehensive income (loss)	0	0
Ending balance	₩ 180,503	₩ 200,668	₩ 219,558